SUBSEQUENT EVENTS (Details Textual) (USD $)	5 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended					1 Months Ended									1 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Jun. 22, 2012 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member]	Dec. 31, 2011 Common Stock [Member]	Jun. 30, 2014 Private Placement warrants 2011-2012 [Member]	Dec. 31, 2013 Private Placement warrants 2011-2012 [Member]	Jul. 31, 2014 Private Placement warrants 2011-2012 [Member] Placement Agent Warrants [Member]	Jun. 30, 2014 February 2014 Private Placement warrants [Member] Placement Agents [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member] Employee Stock Option [Member]	Jul. 31, 2014 Subsequent Event [Member] Non Employee Stock Option [Member]	Jan. 28, 2014 Subsequent Event [Member] Board of Directors Chairman [Member]	Jul. 31, 2014 Subsequent Event [Member] Non-Employee Directors [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2014 Subsequent Event [Member] Maximum [Member]	Jan. 31, 2014 Subsequent Event [Member] Minimum [Member]	Jul. 31, 2014 Subsequent Event [Member] Private Placement warrants 2011-2012 [Member] Investor [Member]	Jul. 31, 2014 Subsequent Event [Member] Private Placement warrants 2011-2012 [Member] Placement Agent 1 [Member]	Jul. 31, 2014 Subsequent Event [Member] Private Placement warrants 2011-2012 [Member] Placement Agent 2 [Member]	Jan. 07, 2014 Subsequent Event [Member] Employee Stock [Member] Common Stock [Member]	Jan. 07, 2014 Subsequent Event [Member] Non Employees [Member] Common Stock [Member]	Jul. 31, 2014 Subsequent Event [Member] February 2014 Private Placement warrants [Member] Investor [Member]	Jul. 31, 2014 Subsequent Event [Member] February 2014 Private Placement warrants [Member] Placement Agents [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 10.65								$ 9.25		$ 4.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		602,650	420,000	109,479								220,000	79,000		30,000
Stock Issued During Period, Value, New Issues	$ 10,000				$ 40		$ 10,000,000																	$ 496,884
Share Price																									$ 4.45
Exercise Price Of Warrants						$ 6.50		$ 5.00	$ 11.75	$ 11.75									$ 5.25	$ 5.25	$ 4.20			$ 4.45
Warrants Issued During Period																			129,011	24,568	16,713			549,338	47,653
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																						124,000	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																	4 years	2 years
Accrued Professional Fees, Current														100,000
Accrued Bonuses, Current														250,000
Estimated Amount Of Cash Earning Through Equity Or Debt Financing											20,000,000
Proceeds from Issuance of Common Stock										$ 3,790,000
Closing Date Of Securities Purchase Agreement										Feb. 19, 2014
Stock Issued During Period, Shares, New Issues					400,000					445,392						445,392
Stock To Be Issued Upon Conversion Of Warrants1										334,044
Warrants Expiration Period									5 years	5 years